Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2024	Jan. 31, 2024	Sep. 30, 2023	May 31, 2023	Jan. 31, 2023	Sep. 30, 2022	May 31, 2022	Jan. 31, 2022	Sep. 30, 2021	Jun. 29, 2021
C000228450 [Member]
Account Value [Line Items]
Account Value	$ 11,458	$ 10,924	$ 9,515	$ 9,213	$ 9,009	$ 7,547	$ 9,045	$ 10,144	$ 9,902	$ 10,000
Solactive GBS United States 1000 Index [Member]
Account Value [Line Items]
Account Value	$ 12,237	$ 11,231	$ 9,909	$ 9,593	$ 9,377	$ 8,216	$ 9,402	$ 10,330	$ 10,032	$ 10,000